CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 66,659,388	$ 42,650,028	$ (43,849,159)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(605,736)	2,712,069	178,392
Comprehensive income (loss)	66,053,652	45,362,097	(43,670,767)
Less: Comprehensive income attributable to non-controlling interests	129,794	280,424	915,322
Comprehensive income (loss) attributable to Leju shareholders	$ 65,923,858	$ 45,081,673	$ (44,586,089)